                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: -811-05749

                              THE CHINA FUND, INC.
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET
                                BOSTON, MA 02110
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for                                Copy to:
           Service)                                 Leonard B. Mackey, Jr., Esq.
       Mary Moran Zeven                               Clifford Chance U.S. LLP
           Secretary                                     31 West 52nd Street
     The China Fund, Inc.                             New York, New York 10019
     2 Avenue de Lafayette
       Boston, MA 02111

Registrant's telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                        SHARES             VALUE (NOTE A)
---------------------------------                      ----------           --------------
COMMON STOCK AND OTHER EQUITY INTERESTS

HONG KONG
   CONSUMER DISCRETIONARY -- (7.0%)
      China Travel International Investment
         Hong Kong, Ltd.                               13,840,000            $  3,746,809
      Fu JI Food & Catering Services                    1,758,000               3,716,798
      Parkson Retail Group Ltd. *                       1,080,500               2,758,012
      Ports Design Ltd.                                 4,721,500               6,056,327
      Shangri-La Asia Ltd.                              4,318,000               7,013,897
      TCL Multimedia Technology Holdings Ltd.          15,988,000               2,514,549
                                                                             ------------
                                                                               25,806,392
                                                                             ------------
   CONSUMER STAPLES -- (7.6%)
      Chaoda Modern Agriculture (Holdings) Ltd.        34,089,900              20,984,823
      Li Ning Co. Ltd.                                  8,610,000               7,214,774
                                                                             ------------
                                                                               28,199,597
                                                                             ------------
   ENERGY -- (1.4%)
      China Power International Development Ltd.       10,349,000               3,402,082
      China Rare Earth Holdings, Ltd.                  15,254,000               1,769,834
                                                                             ------------
                                                                                5,171,916
                                                                             ------------
   FINANCIALS -- (5.3%)
       Agile Property Holdings Ltd. *                  10,292,000               6,136,458
       China Life Insurance Co., Ltd. *                13,497,000              13,484,820
                                                                             ------------
                                                                               19,621,278
                                                                             ------------
   HEALTH CARE -- (3.8%)
      China Shineway Pharmaceutical Group Ltd.          7,615,000               4,024,945
      Golden Meditech Co., Ltd.                        27,900,000               7,373,340
      Natural Beauty Bio-Technology, Ltd.              32,780,000               2,789,068
                                                                             ------------
                                                                               14,187,353
                                                                             ------------
   INDEX FUND -- (1.1%)
      Ishare Asia Trust                                   580,000               4,104,938
                                                                             ------------
   INDUSTRIALS -- (4.8%)
      Beiren Printing Machinery Holdings Ltd.           7,000,000               1,669,460
      China Fire Safety Enterprise Group Holdings
         Ltd.                                          50,380,000               4,936,032
      TPV Technology, Ltd.                              9,968,000              11,372,541
                                                                             ------------
                                                                               17,978,033
                                                                             ------------

See Notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                        SHARES            VALUE (NOTE A)
---------------------------------                      ----------          --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)

HONG KONG (CONTINUED)
   INFORMATION TECHNOLOGY -- (5.2%)
      Arcontech Corp.                                  18,386,000            $    237,025
      Digital China Holdings Ltd.                      10,692,000               3,135,787
      Lenovo Group Ltd.                                15,858,000               6,388,584
      Solomon Systech Ltd.                             20,698,000               9,672,586
                                                                             ------------
                                                                               19,433,982
                                                                             ------------
   MATERIALS -- (5.7%)
      Asia Aluminum Holdings Ltd. *                    23,250,000               2,247,970
      Asia Zirconium Ltd.                              13,196,000               1,071,739
      Fountain Set (Holdings), Ltd.                     6,714,000               3,159,224
      Ocean Grand Chemicals Holdings Ltd.              17,379,000               2,038,789
      Zijin Mining Group Co., Ltd.                     22,242,000              12,759,688
                                                                             ------------
                                                                               21,277,410
                                                                             ------------
   TELECOMMUNICATIONS -- (3.6%)
      China Netcom Group Corp. (Hong Kong) Ltd.         4,078,000               6,886,915
      Comba Telecom Systems Holdings Ltd.              16,118,000               6,545,275
                                                                             ------------
                                                                               13,432,190
                                                                             ------------
   UTILITIES -- (2.4%)
      Xinao Gas Holdings, Ltd.                         11,560,000               8,941,601
                                                                             ------------
         TOTAL HONG KONG -- (Cost $114,647,435)                     47.9%     178,154,690
                                                                    ----     ------------
HONG KONG - "H" SHARES
   CONSUMER DISCRETIONARY -- (0.5%)
      Lianhua Supermarket Holdings Ltd.                 1,500,000               1,672,683
                                                                             ------------
   ENERGY -- (2.9%)
      China Oilfield Services Ltd.                      9,546,000               4,830,224
      China Shenhua Energy Co., Ltd. *                  4,536,500               6,023,714
                                                                             ------------
                                                                               10,853,938
                                                                             ------------
   INDUSTRIALS -- (3.1%)
      BYD Co., Ltd.                                     3,225,000               6,652,056
      Sinotrans Ltd.                                   12,835,000               5,046,636
                                                                             ------------
                                                                               11,698,692
                                                                             ------------
   UTILITIES -- (2.2%)
      Anhui Expressway Co., Ltd.                       13,938,000               8,220,491
                                                                             ------------

See Notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                        SHARES            VALUE (NOTE A)
---------------------------------                      ----------          --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
         TOTAL HONG KONG - "H" SHARES --
            (Cost $22,289,456)                                       8.7%     32,445,804
                                                                    ----    ------------
         TOTAL HONG KONG (INCLUDING "H" SHARES) --
            (Cost $136,936,891)                                     56.6%    210,600,494
                                                                    ----    ------------
SINGAPORE
   UTILITIES -- (1.8%)
      Bio-Treat Technology Ltd.                         9,799,000           $  6,765,013
                                                                            ------------
         TOTAL SINGAPORE -- (Cost $4,045,565)                        1.8%      6,765,013
                                                                    ----    ------------
TAIWAN
   CONSUMER DISCRETIONARY -- (4.5%)
      Merry Electronics Co., Ltd.                       3,012,016              9,700,686
      Premier Image Technology Corp.                    3,371,000              4,374,363
      Taiwan FamilyMart Co., Ltd.                       1,645,592              2,552,183
                                                                            ------------
                                                                              16,627,232
                                                                            ------------
   CONSUMER STAPLES -- (1.0%)
      Uni-President Enterprises Corp.                   6,729,000              3,787,311
                                                                            ------------
   FINANCIALS -- (3.7%)
      Cathay Financial Holding Co., Ltd.                5,438,000             10,117,289
      Fubon Financial Holdings Co., Ltd.                4,134,721              3,620,030
                                                                            ------------
                                                                              13,737,319
                                                                            ------------
   INDUSTRIALS -- (0.8%)
      Cheng Shin Rubber Industry Co., Ltd.              4,129,481              3,163,512
                                                                            ------------
   INFORMATION TECHNOLOGY -- (7.1%)
      Advanced Semiconductor Engineering Inc.           5,698,000              4,997,620
      Data Systems Consulting Co., Ltd.                 4,362,043              3,307,575
      Radiant Opto-Electronics Corp.                    1,500,000              3,433,289
      Taiwan Green Point Enterprises Co., Ltd.          1,286,783              3,367,741
      Tripod Technology Corp.                           3,334,095             11,155,003
                                                                            ------------
                                                                              26,261,228
                                                                            ------------
   MATERIALS -- (1.5%)
      China Metal Products Co., Ltd.                    3,584,000              3,081,830
      Yieh United Steel Corp.                           9,483,000              2,381,054
                                                                            ------------
                                                                               5,462,884
                                                                            ------------
         TOTAL TAIWAN -- (Cost $50,257,927)                         18.6%     69,039,486
                                                                    ----    ------------

See Notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                        SHARES            VALUE (NOTE A)
---------------------------------                      ----------          --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
UNITED STATES - "N" SHARES
   CONSUMER DISCRETIONARY -- (1.1%)
      Chindex International, Inc. *                        69,987           $    404,525
      The9 Ltd. ADR *                                     184,861              3,680,582
                                                                            ------------
                                                                               4,085,107
                                                                            ------------
   TELECOMMUNICATIONS -- (1.0%)
      China Techfaith Wireless Communication
         Technology Ltd. ADR *                            233,338              3,549,071
                                                                            ------------
         TOTAL UNITED STATES - "N" SHARES --
            (Cost $8,638,774)                                        2.1%      7,634,178
                                                                    ----    ------------
         TOTAL COMMON STOCK AND OTHER EQUITY
            INTERESTS -- (Cost $199,879,157)                        79.1%    294,039,171
                                                                    ----    ------------
WARRANTS
   CONSUMER DISCRETIONARY -- (1.9%)
      Kweichow Moutai Co. Ltd. Access Product
         (expiration 10/26/10) 144A (2) (4)               547,906              3,210,404
      Youngor Group Co. Ltd. Access Product
         (expiration 10/26/10) 144A (2) (4)             7,562,730              3,695,883
                                                                            ------------
                                                                               6,906,287
                                                                            ------------
   ENERGY -- (4.0%)
      China Petroleum Access Product (expiration
         01/20/10) 144A (2) (3)                         5,539,000              3,423,102
      China Petroleum Access Product (expiration
         01/20/11) 144A (2) (4)                         2,360,000              1,457,758
      China Yangtze Power Co. Ltd. Access Product
         (expiration 1/20/10) 144A (2) (4)              7,577,738              6,250,361
      Shenergy Co. Ltd. Access Product 144A (2) (3)     5,940,000              3,944,160
                                                                            ------------
                                                                              15,075,381
                                                                            ------------
   FINANCIALS -- (3.8%)
      China Merchants Bank Co. Ltd. Access Product
         (expiration 10/26/10) 144A (2) (4)             4,199,962              4,000,833
      China Minsheng Banking Corp. Access Product
         (expiration 01/20/10) (2) (3)                 18,401,722             10,084,144
                                                                            ------------
                                                                              14,084,977
                                                                            ------------
   INDUSTRIALS -- (4.8%)
      Shanghai International Airport Co. Ltd.
         Access Product (expiration 10/26/10)
         144A (2) (4)                                   1,799,974              3,583,314
      Shanghai Port Container Co. Ltd. Access
         Product (expiration 10/26/10) 144A (2) (4)     2,434,945              3,246,695
      Shanghai Zhenhua Port Machinery Co. Ltd.
         Access Product (expiration 10/26/10)
         144A (2) (4)                                   5,287,861              7,247,463

See Notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)

NAME OF ISSUER AND TITLE OF ISSUE                        SHARES             VALUE (NOTE A)
---------------------------------                      ----------           --------------
WARRANTS (CONTINUED)
   INDUSTRIALS (CONTINUED)
      Xinjiang Tebian Electric Apparatus Stock Co.
      Ltd. Access Product (expiration 10/26/10)
      144A (2) (4)                                      3,577,791            $  3,878,558
                                                                             ------------
                                                                               17,956,030
                                                                             ------------
   MATERIALS -- (1.1%)
      Qinghai Salt Lake Potash Co. Ltd. Access
      Product (expiration 10/26/10) 144A (2) (4)        2,396,122               4,128,144
                                                                             ------------
            TOTAL WARRANTS -- (Cost $51,265,755)                     15.6%     58,150,819
                                                                    -----    ------------
DIRECT INVESTMENTS
   FINANCIALS -- (0.8%)
      Captive Finance, Ltd.,
      (acquired 5/24/02) (1) (2) +,*                    2,000,000               3,045,000
                                                                             ------------
   INFORMATION TECHNOLOGY -- (3.0%)
      CDW Holding Ltd., (acquired 1/26/05) (5) +       60,000,000               7,766,751
      Global e-Business Services (BVI) Ltd.,
      (acquired 6/18/04) (1),*                             40,000               3,051,880
      teco Optronics Corp.,
      (acquired 4/26/04) (1) (2),*                      1,861,710                 150,000
                                                                             ------------
                                                                               10,968,631
                                                                             ------------
            TOTAL DIRECT INVESTMENTS --
            (Cost $8,411,189)                                         3.8%     14,013,631
                                                                    -----    ------------
TOTAL INVESTMENTS -- (Cost $259,556,101)**                           98.5%    366,203,621
                                                                    -----    ------------
OTHER ASSETS AND LIABILITIES                                          1.5%      5,563,488
                                                                    -----    ------------
NET ASSETS                                                          100.0%   $371,767,109
                                                                    =====    ============

See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

*    Denotes non-income producing security

(1) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued at acquisition cost. The procedures applied by the Board of Directors in arriving at its estimate of value of securities without readily available market values comply with the China Fund, Inc.'s (the "Fund") policies for valuing Direct Investments at original cost unless the Board of Directors, based on advice from the Direct Investment Manager, concludes that there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments. Determination of fair values involves subjective judgment and, because of the inherent uncertainty of valuation, the Board of Directors' estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors (see note (1) above).

(3)  Warrants issued by Citigroup Global Markets Holdings.

(4)  Warrants issued by Credit Lyonnais (CLSA).

(5) This investment is directly listed on the Singapore Stock Exchange, however is still managed by Asian Direct Capital Management ("ADCM").

+ Affiliated Issuer, as defined in the Investment Company Act of 1940, includes issuers in which the Fund held 5% or more of the outstanding securities.

(A) Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on advice from the Direct Investment Manager, ADCM. The Direct Investment's original cost is considered to be fair value unless the Board of Directors, based on such advice, concludes there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments.

     The Fund's investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

** At January 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $119,340,998 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $12,693,478 and net appreciation for financial reporting purposes was $106,647,520. At January 31, 2006, aggregate cost for financial reporting purposes was $259,556,101.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification required by Rule 30a-2 of the 1940 Act is attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.


By: /s/ Gary L. French
    -------------------------------------
    Gary L. French
    President and Chief Executive Officer

Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    -------------------------------------
    Gary L. French
    President and Chief Executive Officer

Date: March 24, 2006


By: /s/ William C. Cox
    -------------------------------------
    William C. Cox
    Treasurer and Chief Financial Officer

Date: March 22, 2006